Property, Plant and Equipment - Carrying Amount of ROU Assets (Details) - Carrying amount ¥ in Millions	Mar. 31, 2020 JPY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets	¥ 347,018
Buildings and structures
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets	339,207
Machinery and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets	7,609
Tools, furniture, and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets	¥ 202